Inventories - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Classes of Inventories [Line Items]
Provision for slow moving and obsolete inventories	€ 16,194	€ 13,251